Related Parties - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Maximum cap of off-shore pay to executives	40.00%
Joint ventures
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	$ 12	$ 16	$ 6
Purchases and services acquired from related parties	3	6	0
Outstanding balances arising from sale of goods and services due by related parties	2	8	0
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	16	15	8
Outstanding balances arising from sale of goods and services due by related parties	7	0	0
Rand Refinery (Pty) Limited
Disclosure of transactions between related parties [line items]
Loans advanced to joint ventures and associates	$ 0	$ 20	$ 27
Interest rate on loans advanced to joint ventures and associates	3.50%